Fair Value Measurements	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Statement [Line Items]
Fair Value Measurements

Note 4 — Fair Value Measurement

Certain assets and liabilities measured and reported at fair value under GAAP are classified in a three-level hierarchy that prioritizes the inputs used in the valuation process. Categorization within the valuation hierarchy is based on the lowest level of any input that is significant to the fair value measurement. The hierarchy is based on the observability and objectivity of the pricing inputs as follows:

Level 1 — Quoted prices in active markets for identical assets or liabilities.

Level 2 — Significant directly observable data (other than Level 1 quoted prices) or significant indirectly observable data through corroboration with observable market data. Inputs would normally be (i) quoted prices in active markets for similar assets or liabilities, (ii) quoted prices in inactive markets for identical or similar assets or liabilities or (iii) information derived from or corroborated by observable market data.

Level 3 — Prices or valuation techniques that require significant unobservable data inputs. These inputs would normally be the Company’s own data and judgments about assumptions that market participants would use in pricing the asset or liability.

Due to the short-term nature of the Company’s Cash and cash equivalents, Accounts receivable, Lot deposits, and Accounts payable, the carrying amounts of these instruments approximate their fair value. The interest rates on the Homebuilding debt and other affiliate debt vary and are the greater of either a reference rate plus an applicable margin, or the base rate plus the aforementioned applicable margin. Refer to Note 7 — Homebuilding debt and other affiliate debt for additional detail on the determination of these instruments’ interest rate. As the reference rate of the Homebuilding debt and other affiliate debt at any point in time is reflective of the current interest rate environment the Company operates in, the carrying amount of these instruments approximates their fair value.

The Convertible note payable is presented on the Condensed Consolidated Balance Sheet at its amortized cost and not at fair value. As of March 31, 2023, the fair value of the convertible note is $193,100,000. See Note 12 — Convertible Note for further details on how the fair value was estimated.

All other financial instruments except for Derivative private placement warrants liability, Contingent earnout liability, Derivative stock option liability and Convertible note payable are valued either based on recent trades of securities in active markets or based on quoted market prices of similar instruments and other significant inputs derived from or corroborated by observable market data.

The estimated fair value of the Derivative private placement warrants liability, Contingent earnout liability, Derivative stock option liability and Convertible note payable is determined using Level 3 inputs. The models and significant assumptions used in preparing the valuations are disclosed in Note 15 — Warrant liability and Note 14 — Earnout Shares respectively.

The following table presents information about the Company’s assets and liabilities that are measured at fair value on a recurring basis as of March 31, 2023 and indicates the fair value hierarchy of the valuation. There were no assets or liabilities that are measured at fair value as of December 31, 2022.

	Fair Value Measurements as of March 31, 2023
	Level 1	Level 2	Level 3	Total
Contingent earnout liability	$—	$—	$445,630,296	$445,630,296
Derivative private placement warrant liability	—	—	949,332	949,332
Derivative public warrant liability	2,415,000	—	—	2,415,000
Derivative stock option liability	$—	$—	$2,111,948	$2,111,948
Total Derivative Liability	$2,415,000	$—	$448,691,576	$451,106,576

Transfers to/from Levels 1, 2 and 3 are recognized at the beginning of the reporting period. There were no transfers to/from levels during the three months period ended March 31, 2023 and the year ended December 31, 2022.

The change in the fair value of Level 3 liabilities as of March 31, 2023:

		Derivative
		private	Derivative
	Contingent	placement	stock
	earnout	warrant	option
	liability	liability	liability
Liability at January 1, 2023	$—	$—	$—
Recognition	242,211,404	625,370	1,189,685
Forfeitures	—	(890,001)	—
Change in fair value	203,418,892	1,213,963	922,263
Liability at March 31, 2023	$445,630,296	$949,332	$2,111,948

DiamondHead Holdings Corp.
Statement [Line Items]
Fair Value Measurements

Note 10 — Fair Value Measurements

The following tables presents information about the Company’s financial assets and liabilities that are measured at fair value on a recurring basis by level within the fair value hierarchy:

	Fair Value Measured as of December 31, 2022
	Level 1	Level 2	Level 3	Total
Assets:
Investments held in Trust Account – Money Market Funds	$349,152,086	$—	$—	$349,152,086
Liabilities:
Derivative public warrant liabilities	$905,630	$—	$—	$905,630
Derivative private warrant liabilities	$—	$—	$625,370	$625,370

	Fair Value Measured as of December 31, 2021
	Level 1	Level 2	Level 3	Total
Assets
Investments held in Trust Account – Money Market Funds	$345,020,717	$—	$—	$345,020,717
Liabilities:
Derivative public warrant liabilities	$5,175,000	$—	$—	$5,175,000
Derivative private warrant liabilities	$—	$—	$3,619,330	$3,619,330

Transfers to/from Levels 1, 2 and 3 are recognized at the beginning of the reporting period. The estimated fair value of the Public Warrants was transferred from a Level 3 measurement to a Level 1 measurement in March 2021, when the Public Warrants were separately listed and traded in an active market. There were no other transfers to/from levels during the years ended December 31, 2022 and 2021.

Level 1 assets include investments in mutual funds invested in government securities. The Company uses inputs such as actual trade data, benchmark yields, quoted market prices from dealers or brokers, and other similar sources to determine the fair value of its investments.

Prior to being publicly traded, the fair value of the Public Warrants issued in connection with the Initial Public Offering were measured at fair value using a Monte Carlo simulation model, and the Private Placement Warrants have been measured at fair value using a modified Black-Scholes model. As of December 31, 2022 and 2021, the value of the Public Warrants was measured based on the trading price since the warrants were separately listed and traded. For the years ended December 31, 2022 and 2021, the Company recognized a gain of approximately $7.3 million and $4.4 million, respectively, resulting from a decrease in the fair value of liabilities, presented as change in fair value of derivative warrant liabilities on the accompanying consolidated statements of operations.

The estimated fair value of the Private Placement Warrants, and the Public Warrants prior to being separately listed and traded, is determined using Level 3 inputs. Inherent in a Monte Carlo simulation and a Black-Scholes model are assumptions related to expected stock-price volatility, expected life, risk-free interest rate and dividend yield. The Company estimates the volatility of its common stock based on the historical volatility of an index of companies that matches the expected remaining life of the warrants. The risk-free interest rate is based on the U.S. Treasury zero-coupon yield on the grant date for a maturity similar to the expected remaining life of the warrants. The expected life of the warrants is assumed to be equivalent to their remaining contractual term. The dividend rate is based on the historical rate, which the Company anticipates remaining at zero.

The following table provides quantitative information regarding Level 3 fair value measurements inputs at their measurement dates:

	As of December 31,	As of December 31,
	2022	2021
Exercise price	$11.50	$11.50
Stock Price	$10.05	$9.74
Option term (in years)	5.00	4.82
Volatility	40%	12%
Risk-free interest rate	4.1%	1.3%

The change in the fair value of the derivative warrant liabilities measured utilizing Level 1 and Level 3 inputs for the years ended December 31, 2022 and 2021, is summarized as follows:

Derivative warrant liabilities at January 1, 2022 – Level 3	$3,619,330
Change in fair value of derivative warrant liabilities – Level 3	(2,993,960)
Derivative warrant liabilities at December 31, 2022 – Level 3	$625,370

Derivative warrant liabilities at January 1, 2021 – Level 3	$—
Issuance of Derivative Warrants – Level 3	13,161,830
Transfer of Public Warrants to Level 1	(7,762,500)
Change in fair value of derivative warrant liabilities – Level 3	(1,780,000)
Derivative warrant liabilities at December 31, 2021 – Level 3	$3,619,330